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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22005

Evergreen Global Dividend Opportunity Fund

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen Global Dividend Opportunity Fund, for the quarter ended July 31, 2007. This one series has an October 31 fiscal year end.

Date of reporting period: July 31, 2007

Item 1 – Schedule of Investments

EVERGREEN GLOBAL DIVIDEND OPPORTUNITY FUND SCHEDULE OF INVESTMENTS

July 31, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS 74.5%
ENERGY 3.9%
Oil, Gas & Consumable Fuels 3.9%
Copano Energy, LLC	United States	350,000	$14,675,500
ENI SpA	Italy	375,000	13,113,320
Enterprise Products Partners, LP	United States	51,000	1,586,100
Martin Midstream Partners, LP	United States	150,000	6,129,000

			35,503,920

FINANCIALS 0.4%
Capital Markets 0.4%
Charles Schwab Corp.	United States	200,000	4,026,000

INDUSTRIALS 0.1%
Transportation Infrastructure 0.1%
Macquarie Infrastructure Co., LLC	United States	20,000	795,800

TELECOMMUNICATION SERVICES 17.3%
Diversified Telecommunication Services 11.4%
AT&T, Inc. µ	United States	300,000	11,748,000
BT Group plc	United Kingdom	8,000,000	51,016,638
Chunghwa Telecom Co., Ltd., ADR	Taiwan	110,000	1,823,800
France Telecom	France	511,539	13,739,455
Telecom Italia SpA	Italy	4,000,000	8,621,114
Verizon Communications, Inc. µ	United States	360,000	15,343,200

			102,292,207

Wireless Telecommunication Services 5.9%
MetroPCS Communications, Inc. *	United States	174,000	6,371,880
Vodafone Group plc *	United Kingdom	15,400,000	46,809,030

			53,180,910

UTILITIES 52.8%
Electric Utilities 24.7%
British Energy Group plc *	United Kingdom	2,000,000	20,215,492
Drax Group plc	United Kingdom	2	21
E.ON AG	Germany	125,000	19,729,350
Edison International	United States	185,000	9,784,650
Enel SpA	Italy	675,000	6,967,745
Entergy Corp.	United States	200,000	19,992,000
Exelon Corp.	United States	440,000	30,866,000
FirstEnergy Corp.	United States	500,000	30,375,000
Portland General Electric Co.	United States	350,000	9,418,500
Red Electrica de Espana SA	Spain	550,000	24,822,069
Scottish & Southern Energy plc	United Kingdom	1,600,000	46,616,038
TERNA SpA	Italy	1,000,000	3,420,672

			222,207,537

Gas Utilities 3.7%
Enagas SA	Spain	1,375,000	32,916,608

Independent Power Producers & Energy Traders 3.1%
Calpine Corp. *	United States	2,358,900	6,486,975
Constellation Energy Group, Inc. µ	United States	225,000	18,855,000
Dynegy, Inc., Class A *	United States	280,000	2,494,800

			27,836,775

Multi-Utilities 15.2%
National Grid plc	United Kingdom	2,500,000	35,457,341
Public Service Enterprise Group, Inc.	United States	200,000	17,230,000
RWE AG	Germany	300,000	31,699,365
SUEZ	France	1,000,000	52,443,564

			136,830,270

1

EVERGREEN GLOBAL DIVIDEND OPPORTUNITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Water Utilities 6.1%
Kelda Group plc	United Kingdom	3,014,246	$51,323,073
Pennichuck Corp.	United States	20,800	548,496
Pennon Group plc	United Kingdom	268,618	3,300,816

			55,172,385

Total Common Stocks (cost $715,854,469)			670,762,412

PREFERRED STOCKS 13.0%
FINANCIALS 4.2%
Real Estate Investment Trusts 4.2%
Thornburg Mortgage, Inc., 7.50%	United States	1,575,000	37,760,625

Thrifts & Mortgage Finance 0.0%
Freddie Mac, 5.00%	United States	9,000	386,438

MATERIALS 0.0%
Metals & Mining 0.0%
Ryerson, Inc., Ser. A, 2.40%	United States	5,012	196,721

TELECOMMUNICATION SERVICES 7.4%
Diversified Telecommunication Services 7.4%
Telstra Corp., Var. Rate Pfd.	Australia	25,000,000	66,170,859

UTILITIES 1.4%
Electric Utilities 1.3%
Carolina Power & Light Co., 5.00%	United States	2,000	177,563
Consolidated Edison, Inc., 5.00%	United States	22,250	2,009,731
Entergy Gulf States, Inc., 4.40%	United States	4,220	423,582
Entergy Gulf States, Inc., 5.08%	United States	1,060	104,675
Entergy Gulf States, Inc., 7.56%	United States	1,118	118,228
Indianapolis Power & Light Co., 4.20%	United States	20,000	1,775,000
MidAmerican Energy Co., 4.35%	United States	13,017	1,186,988
Pacific Enterprises, 4.40%	United States	10,300	882,904
Pacific Gas & Electric Co., 4.80%	United States	185,600	4,022,880
Peco Energy Co., 4.68%	United States	7,240	635,310
South Carolina Electric & Gas Co., 5.00%	United States	2,000	90,000
Southern California Edison Co., 4.78%	United States	30,000	654,000
Southern California Edison Co., Ser. B, 4.08%	United States	2,200	41,096

			12,121,957

Gas Utilities 0.1%
Public Service Electric & Gas Co., 5.28%	United States	5,900	554,600

Total Preferred Stocks (cost $120,538,313)			117,191,200

MUTUAL FUND SHARES 0.1%
Tortoise Energy Capital Corp. (cost $700,700)	United States	22,000	632,940

SHORT-TERM INVESTMENTS 3.5%
MUTUAL FUND SHARES 3.5%
Evergreen Institutional Money Market Fund, Class I, 5.22% q ø (cost $31,769,858)	United States	31,769,858	31,769,858

Total Investments (cost $868,863,340) 91.1%			820,356,410
Other Assets and Liabilities 8.9%			79,725,628

Net Assets Applicable to Common Shareholders 100.0%			$900,082,038

*	Non-income producing security
µ	All or a portion of this security is pledged as collateral for written call options.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

2

EVERGREEN GLOBAL DIVIDEND OPPORTUNITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

Summary of Abbreviations

ADR	American Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of July 31, 2007:

United States	32.8%
United Kingdom	32.3%
France	8.4%
Australia	8.4%
Spain	7.3%
Germany	6.5%
Italy	4.1%
Taiwan	0.2%

100.0%

Open call options written as of July 31, 2007 were as follows:

Expiration	Index/Exchange-Traded	Number of	Strike	Market	Premiums
Date	Funds	Contracts	Price/Rate	Value	Received

08/17/2007	AMEX Securities Broker/Dealer Index	1,350	270 USD	$58	$91,800
08/17/2007	CAC 40 Index	416	6,340 EUR	199	53,386
08/17/2007	Hang Seng Index	230	24,700 HKD	10,301	51,467
08/17/2007	Internet HOLDRs Trust	5,639	65 USD	8,910	112,780
08/17/2007	Oil Service HOLDRs Trust	1,876	194 USD	28,328	358,316
08/17/2007	PHLX Housing Sector Index	1,616	225 USD	16,160	124,432
08/17/2007	Russell 2000 Index	403	900 USD	6,045	38,285
08/17/2007	Semiconductor HOLDRs Trust	8,507	43 USD	595	190,557
08/17/2007	Swiss Market Index	455	9,600 CHF	3,024	29,916
08/18/2007	Nasdaq 100 Stock Index	168	2,150 USD	5,040	51,576

On July 31, 2007, the aggregate cost of securities for federal income tax purposes was $868,863,340. The gross unrealized appreciation and depreciation on securities based on tax cost was $8,863,557 and $57,370,487, respectively, with a net unrealized depreciation of $48,506,930.

3

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Global Dividend Opportunity Fund
By:
Dennis H. Ferro, Principal Executive Officer
Date: September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro, Principal Executive Officer
Date: September 28, 2007
By:
Kasey Phillips Principal Financial Officer
Date: September 28, 2007